Stock-based Compensation - Additional Information (Details)				1 Months Ended		11 Months Ended	12 Months Ended
	Sep. 22, 2016 shares	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) Employee $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Nov. 14, 2014 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Loan repaid by debtors | $							$ 7,912,000
Decrease in exercise price due to modification impact, per share | $ / shares					$ 1.79
Number of individuals affected | Employee					43
Incremental compensation cost, recognized | $					$ 2,700,000
Board Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of individuals affected | Employee					3
Key Management Personnel
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Loans to debtors | $							$ 10,400,000
Frequency of interest payment							semi-annually
Maturity date							Jan. 31, 2018
Proceed from dividend used to pay down outstanding principal balance | $			$ 4,100,000
Loan repaid by debtors | $		$ 7,900,000					$ 12,000,000
Key Management Personnel | July 2016 Add-On Note
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of stock options (in shares)				808,028
Loans to debtors | $				$ 1,500,000
Interest rate on notes payable							0.71%
Frequency of interest payment							semi-annually
Maturity date							Jul. 31, 2018
Stock options exercise price | $ / shares				$ 1.84
Early Exercise Of Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of stock options (in shares)							3,420,243
Number of options, vested							1,869,817
Number of options, forfeited							27,600
Liability related to potential repurchase obligation, shares							1,522,826
Early Exercise Of Stock Options | Accrued Expenses And Other Current Liabilities
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liability related to potential repurchase obligation | $							$ 4,100,000
Modified Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation cost, recognized | $					$ 700,000
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							596,217
Unrecognized stock-based compensation cost, expected weighted-average period of recognition							3 years 8 months 12 days
Stock-based compensation expense | $							$ 700,000
Weighted average grant date fair value | $ / shares							$ 17.00
Unrecognized stock-based compensation cost | $							$ 9,300,000
Service-based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of stock options (in shares)							2,447,443
Number of options, forfeited							212,589
Stock options exercise price | $ / shares							$ 3.55
Options outstanding, granted							1,872,897
Unrecognized stock-based compensation cost | $							$ 9,400,000
Unrecognized stock-based compensation cost, expected weighted-average period of recognition							3 years 9 months 18 days
Options granted, maximum contractual life							10 years
Expected dividend yield						0.00%	0.00%	0.00%
Stock-based compensation expense | $						$ 287,000	$ 4,286,000	$ 503,000
Performance-based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, forfeited							1,265,992
Options outstanding, granted							276,690
Unrecognized stock-based compensation cost | $							$ 300,000
Unrecognized stock-based compensation cost, expected weighted-average period of recognition							2 months 12 days
Options did not vest and were forfeited							919,611
Stock-based compensation expense | $						$ 0	$ 1,813,000	$ 0
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for grant							0	9,460,556
Common stock reserved for issuance							0	607,276
Shares forfeited							79,350
2016 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for grant	5,430,690						5,510,040
Common stock reserved for issuance							3,683,028
2016 Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted	596,217
2016 Plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, granted	1,250,517
2014 Phantom Equity Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							0	62,100	131,100
Stock-based compensation expense | $							$ 0
Unrecognized stock-based compensation cost | $							$ 4,500,000
Number of shares authorized to grant										220,800
Maximum | Key Management Personnel
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Interest rate on notes payable							0.81%
Maximum | Performance-based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Rate of return from potential liquidity event range multiplier							6.50%
Maximum | 2016 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional common stock reserved for issuance							4,341,200
Minimum | Key Management Personnel
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Interest rate on notes payable							0.75%
Minimum | Performance-based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Rate of return from potential liquidity event range multiplier							3.00%